Revenue - Summary of Revenue from Contracts with Customers (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,092	$ 549
Deliveries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	567	224
Mobility [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	401	273
Financial services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	79	24
Enterprise and new initiatives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 45	$ 28